Leases - Schedule of Non-Cancellable lease Contract (Details) - Office Premises [Member]	Jun. 30, 2025
Minimum [Member]
Leases - Schedule of Non-Cancellable lease Contract (Details) [Line Items]
Office premises, Lease term	3 years
Maximum [Member]
Leases - Schedule of Non-Cancellable lease Contract (Details) [Line Items]
Office premises, Lease term	5 years